Segmented Information - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gross premiums written	$ 17,511.2	$ 15,528.3
Net premiums written	13,835.6	12,431.0
Net earned premium	13,229.7	12,066.0
Underwriting expenses	(13,099.4)	(11,990.1)
Underwriting profit (loss)	130.3	75.9
Interest income	826.3	743.9
Dividends	93.7	81.5
Investment expenses	(39.8)	(41.9)
Interest and dividends	880.2	783.5
Share of profit (loss) of associates	169.6	221.1
Other revenue	5,537.1	4,434.2
Other expenses	(5,433.2)	(4,170.5)
Other revenue (expenses)	103.9	263.7
Operating income (loss)	1,284.0	1,344.2
Net gains (losses) on investments	1,716.2	252.9
Loss on repurchase of borrowings	(23.7)	(58.9)
Interest expense	(472.0)	(347.1)
Corporate overhead	(271.8)	(329.0)
Earnings before income taxes	2,232.7	862.1
Income taxes	(261.5)	(44.2)
Net earnings	1,971.2	817.9
Shareholders of Fairfax	2,004.1	376.0
Non-controlling interests	(32.9)	441.9
Operating companies
Disclosure of operating segments [line items]
Gross premiums written	17,201.0	15,600.5
Net premiums written	13,261.1	12,017.5
Net earned premium	12,587.6	11,661.4
Underwriting expenses	(12,193.1)	(11,343.1)
Underwriting profit (loss)	394.5	318.3
Interest income	717.0	621.0
Dividends	70.8	60.4
Investment expenses	(130.8)	(137.3)
Interest and dividends	657.0	544.1
Share of profit (loss) of associates	56.0	93.7
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	1,107.5	956.1
Net gains (losses) on investments	1,258.5	(524.7)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(69.0)	(55.6)
Corporate overhead	(124.7)	(176.0)
Earnings before income taxes	2,172.3	199.8
Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	609.6	418.9
Net premiums written	574.5	413.5
Net earned premium	642.1	404.6
Underwriting expenses	(906.3)	(647.0)
Underwriting profit (loss)	(264.2)	(242.4)
Interest income	60.5	45.3
Dividends	9.5	9.8
Investment expenses	(14.2)	(11.4)
Interest and dividends	55.8	43.7
Share of profit (loss) of associates	(6.3)	0.8
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	(214.7)	(197.9)
Net gains (losses) on investments	168.2	(107.6)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(7.0)	0.0
Corporate overhead	0.4	0.0
Earnings before income taxes	(53.1)	(305.5)
Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	24.5	43.4
Dividends	11.8	10.0
Investment expenses	(89.0)	(40.6)
Interest and dividends	(52.7)	12.8
Share of profit (loss) of associates	(45.2)	109.4
Other revenue	5,537.1	4,434.2
Other expenses	(5,441.6)	(4,176.1)
Other revenue (expenses)	95.5	258.1
Operating income (loss)	(2.4)	380.3
Net gains (losses) on investments	72.6	900.4
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(184.9)	(94.1)
Corporate overhead	0.0	0.0
Earnings before income taxes	(114.7)	1,186.6
Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	33.7	39.8
Dividends	1.6	1.3
Investment expenses	(2.4)	(3.3)
Interest and dividends	32.9	37.8
Share of profit (loss) of associates	165.1	17.2
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	198.0	55.0
Net gains (losses) on investments	216.9	(15.2)
Loss on repurchase of borrowings	(23.7)	(58.9)
Interest expense	(212.1)	(197.4)
Corporate overhead	49.1	(2.3)
Earnings before income taxes	228.2	(218.8)
Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	(299.4)	(491.1)
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	(9.4)	(5.6)
Dividends	0.0	0.0
Investment expenses	196.6	150.7
Interest and dividends	187.2	145.1
Share of profit (loss) of associates	0.0	0.0
Other revenue	0.0	0.0
Other expenses	8.4	5.6
Other revenue (expenses)	8.4	5.6
Operating income (loss)	195.6	150.7
Net gains (losses) on investments	0.0	0.0
Loss on repurchase of borrowings	0.0	0.0
Interest expense	1.0	0.0
Corporate overhead	(196.6)	(150.7)
Earnings before income taxes	0.0	0.0
External
Disclosure of operating segments [line items]
Gross premiums written	17,511.2	15,528.3
Net earned premium	13,229.7	12,066.0
External | Operating companies
Disclosure of operating segments [line items]
Gross premiums written	16,904.8	15,377.6
Net earned premium	12,544.7	11,908.9
External | Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	606.4	150.7
Net earned premium	685.0	157.1
External | Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
External | Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
External | Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Operating companies
Disclosure of operating segments [line items]
Gross premiums written	296.2	222.9
Net earned premium	42.9	(247.5)
Intercompany | Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	3.2	268.2
Net earned premium	(42.9)	247.5
Intercompany | Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	(299.4)	(491.1)
Net earned premium	0.0	0.0
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,521.5	1,322.0
Net premiums written	1,350.3	1,173.6
Net earned premium	1,240.3	1,119.2
Underwriting expenses	(1,193.6)	(1,072.2)
Underwriting profit (loss)	46.7	47.0
Interest income	65.9	72.2
Dividends	10.4	10.2
Investment expenses	(11.3)	(15.4)
Interest and dividends	65.0	67.0
Share of profit (loss) of associates	1.1	6.3
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	112.8	120.3
Net gains (losses) on investments	0.5	(55.6)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(1.5)	0.0
Corporate overhead	(5.7)	(6.6)
Earnings before income taxes	106.1	58.1
Northbridge | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,513.6	1,316.0
Net earned premium	1,247.3	1,125.4
Northbridge | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	7.9	6.0
Net earned premium	(7.0)	(6.2)
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,816.0	3,328.6
Net premiums written	3,393.8	2,897.8
Net earned premium	3,179.2	2,755.4
Underwriting expenses	(3,089.3)	(2,574.3)
Underwriting profit (loss)	89.9	181.1
Interest income	189.5	155.5
Dividends	17.5	15.6
Investment expenses	(31.1)	(31.2)
Interest and dividends	175.9	139.9
Share of profit (loss) of associates	55.1	65.8
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	320.9	386.8
Net gains (losses) on investments	149.5	(111.4)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(7.8)	(4.1)
Corporate overhead	(10.7)	(23.3)
Earnings before income taxes	451.9	248.0
Odyssey Group | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,742.8	3,269.4
Net earned premium	3,162.2	2,736.4
Odyssey Group | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	73.2	59.2
Net earned premium	17.0	19.0
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,827.8	2,363.1
Net premiums written	2,331.5	1,977.8
Net earned premium	2,193.8	1,960.9
Underwriting expenses	(2,142.0)	(1,928.3)
Underwriting profit (loss)	51.8	32.6
Interest income	93.6	73.2
Dividends	7.0	4.9
Investment expenses	(14.7)	(13.5)
Interest and dividends	85.9	64.6
Share of profit (loss) of associates	19.1	4.1
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	156.8	101.3
Net gains (losses) on investments	75.2	(144.2)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(5.3)	(2.2)
Corporate overhead	(20.5)	(24.1)
Earnings before income taxes	206.2	(69.2)
Crum & Forster | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,805.0	2,305.7
Net earned premium	2,234.4	1,939.6
Crum & Forster | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	22.8	57.4
Net earned premium	(40.6)	21.3
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	732.7	800.3
Net premiums written	720.8	789.2
Net earned premium	735.0	804.3
Underwriting expenses	(626.2)	(664.1)
Underwriting profit (loss)	108.8	140.2
Interest income	36.7	36.9
Dividends	4.0	3.5
Investment expenses	(7.6)	(8.1)
Interest and dividends	33.1	32.3
Share of profit (loss) of associates	(16.4)	4.4
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	125.5	176.9
Net gains (losses) on investments	22.5	(57.6)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(3.9)	(3.3)
Corporate overhead	(8.5)	(8.2)
Earnings before income taxes	135.6	107.8
Zenith National | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	732.7	800.3
Net earned premium	737.3	806.6
Zenith National | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	(2.3)	(2.3)
Brit | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,293.5	2,239.1
Net premiums written	1,656.2	1,494.2
Net earned premium	1,641.9	1,479.7
Underwriting expenses	(1,590.8)	(1,556.7)
Underwriting profit (loss)	51.1	(77.0)
Interest income	82.0	64.5
Dividends	3.0	3.6
Investment expenses	(11.5)	(12.8)
Interest and dividends	73.5	55.3
Share of profit (loss) of associates	(2.4)	5.3
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	122.2	(16.4)
Net gains (losses) on investments	62.1	(63.1)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(19.1)	(14.2)
Corporate overhead	(9.2)	(14.0)
Earnings before income taxes	156.0	(107.7)
Brit | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,245.4	2,221.3
Net earned premium	1,608.1	1,645.8
Brit | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	48.1	17.8
Net earned premium	33.8	(166.1)
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,860.3	3,368.9
Net premiums written	2,428.9	2,368.8
Net earned premium	2,335.4	2,286.8
Underwriting expenses	(2,277.7)	(2,243.9)
Underwriting profit (loss)	57.7	42.9
Interest income	165.6	140.6
Dividends	16.7	11.3
Investment expenses	(33.4)	(34.7)
Interest and dividends	148.9	117.2
Share of profit (loss) of associates	13.3	(3.8)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	219.9	156.3
Net gains (losses) on investments	210.2	(66.9)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(29.1)	(26.2)
Corporate overhead	(59.7)	(67.6)
Earnings before income taxes	341.3	(4.4)
Allied World | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,809.3	3,355.2
Net earned premium	2,345.9	2,318.3
Allied World | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	51.0	13.7
Net earned premium	(10.5)	(31.5)
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	438.3	385.6
Net premiums written	231.2	191.9
Net earned premium	215.2	189.5
Underwriting expenses	(208.8)	(189.1)
Underwriting profit (loss)	6.4	0.4
Interest income	16.9	16.4
Dividends	8.6	7.8
Investment expenses	(7.8)	(3.1)
Interest and dividends	17.7	21.1
Share of profit (loss) of associates	(0.1)	(5.1)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	24.0	16.4
Net gains (losses) on investments	632.3	(71.7)
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(0.4)	0.0
Corporate overhead	(9.8)	(10.3)
Earnings before income taxes	646.1	(65.6)
Fairfax Asia | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	439.3	384.5
Net earned premium	228.2	195.6
Fairfax Asia | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	(1.0)	1.1
Net earned premium	(13.0)	(6.1)
Other | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,710.9	1,792.9
Net premiums written	1,148.4	1,124.2
Net earned premium	1,046.8	1,065.6
Underwriting expenses	(1,064.7)	(1,114.5)
Underwriting profit (loss)	(17.9)	(48.9)
Interest income	66.8	61.7
Dividends	3.6	3.5
Investment expenses	(13.4)	(18.5)
Interest and dividends	57.0	46.7
Share of profit (loss) of associates	(13.7)	16.7
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	25.4	14.5
Net gains (losses) on investments	106.2	45.8
Loss on repurchase of borrowings	0.0	0.0
Interest expense	(1.9)	(5.6)
Corporate overhead	(0.6)	(21.9)
Earnings before income taxes	129.1	32.8
Other | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,616.7	1,725.2
Net earned premium	981.3	1,141.2
Other | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	94.2	67.7
Net earned premium	$ 65.5	$ (75.6)